GENERAL - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 13,535	$ 25,365	$ 24,012
Bank deposits	56,574	$ 30,628
Marketable Securities	$ 9,270